T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

July 31, 2026 Unaudited

PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.0%
Common Stocks 0.0%
Tenaris	180	5
Total Argentina (Cost $5)		5
AUSTRALIA 6.6%
Common Stocks 6.6%
ANZ Group Holdings	6,208	162
Aristocrat Leisure	386	17
BHP Group	4,699	198
Brambles	759	10
CAR Group	361	7
Coles Group	4,572	77
Commonwealth Bank of Australia	1,244	156
Computershare	413	12
CSL	369	32
Evolution Mining	979	8
Fortescue	1,621	21
Goodman Group	1,011	21
Insurance Australia Group	1,983	12
Lynas Rare Earths (1)	656	6
Macquarie Group	301	53
National Australia Bank	2,192	64
Northern Star Resources	826	11
Origin Energy	1,475	11
PLS Group (1)	1,584	5
Qantas Airways	5,670	39
QBE Insurance Group	779	14
Rio Tinto	488	58
Santos	1,668	9
Scentre Group	21,875	60
Sigma Healthcare	3,634	8
South32	3,414	11
Suncorp Group	6,896	93
Telstra Group	9,640	34
Transurban Group	1,829	19
Washington H Soul Pattinson	280	9
Wesfarmers	867	54
Westpac Banking	2,534	67
Woodside Energy Group	1,663	39
Woolworths Group	614	17
Xero (1)	132	7
Total Australia (Cost $1,312)		1,421
AUSTRIA 0.9%
Common Stocks 0.9%
BAWAG Group	293	59

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Erste Group Bank	541	71
OMV	930	68
Total Austria (Cost $174)		198
BELGIUM 1.1%
Common Stocks 1.1%
Ageas	700	58
Anheuser-Busch InBev	695	61
Argenx (1)	30	26
Groupe Bruxelles Lambert	114	10
KBC Group	120	17
UCB	246	63
Total Belgium (Cost $230)		235
CHILE 0.0%
Common Stocks 0.0%
Antofagasta (GBP)	173	9
Total Chile (Cost $7)		9
DENMARK 1.8%
Common Stocks 1.8%
AP Moller - Maersk, Class B	2	5
Carlsberg, Class B	79	12
Danske Bank	331	19
Demant (1)	1,002	43
DSV	100	22
Genmab (1)	42	12
Novo Nordisk, Class B	3,122	148
Novonesis Novozymes B, Class B	263	17
Orsted (1)	2,213	49
Pandora	51	7
Vestas Wind Systems	2,166	58
Total Denmark (Cost $374)		392
FINLAND 1.1%
Common Stocks 1.1%
Fortum	263	6
Kone, Class B	180	10
Metso	573	11
Neste	315	11
Nokia	2,509	23
Nordea Bank	1,562	32
Orion, Class B	74	7
Sampo, Class A	1,296	14
UPM-Kymmene	2,532	69
Wartsila	1,308	44
Total Finland (Cost $228)		227

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
FRANCE 10.7%
Common Stocks 10.7%
Accor	135	7
Air Liquide	651	128
Airbus	503	118
Alstom (1)	232	4
ArcelorMittal	212	15
AXA	1,284	67
BNP Paribas	1,416	180
Capgemini	107	13
Cie de Saint-Gobain	219	21
Cie Generale des Etablissements Michelin	1,946	79
Credit Agricole	782	17
Danone	328	25
Dassault Systemes	512	12
Eiffage	314	45
Engie	867	27
EssilorLuxottica	145	27
Eurofins Scientific	1,012	80
Euronext	47	9
Hermes International	15	27
Ipsen	251	48
Kering	46	15
Klepierre SA	1,336	61
Legrand	122	19
L'Oreal	184	82
LVMH Moet Hennessy Louis Vuitton	240	132
Orange	4,153	79
Pernod Ricard	166	13
Publicis Groupe	171	18
Safran	272	107
Sanofi	934	80
Schneider Electric	411	138
Societe Generale	1,096	103
SPIE	931	50
STMicroelectronics	326	17
Thales	227	65
TotalEnergies	2,490	219
Unibail-Rodamco-Westfield (1)	100	12
Veolia Environnement	370	15
Vinci	1,006	142
Total France (Cost $2,195)		2,316
GERMANY 7.8%
Common Stocks 7.7%
adidas	76	14

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Allianz	326	162
BASF	431	25
Bayer	725	40
Bayerische Motoren Werke AG	156	11
Beiersdorf	72	7
Brenntag	100	7
Commerzbank	306	13
Continental AG	77	6
Daimler Truck Holding	249	14
Delivery Hero (1)	95	4
Deutsche Bank	885	33
Deutsche Boerse	93	28
Deutsche Post	1,449	97
Deutsche Telekom	5,010	155
E.ON	1,131	24
Evonik Industries AG	2,469	50
Fresenius Medical Care	167	9
Fresenius SE & KGaA	295	15
GEA Group	98	7
Hannover Rueck	353	102
Heidelberg Materials	67	13
Infineon Technologies	1,089	78
Mercedes-Benz Group	387	21
Merck	93	15
MTU Aero Engines	39	16
Muenchener Rueckversicherungs-Gesellschaft	100	60
Quiagen	186	8
Rheinmetall	30	40
RWE	317	21
SAP	869	159
Siemens	660	216
Siemens Energy	900	154
Siemens Healthineers	239	10
Symrise	134	14
Vonovia	575	14
		1,662
Preferred Stocks 0.1%
Henkel	135	12
Sartorius	16	4
Volkswagen	143	12
		28
Total Germany (Cost $1,655)		1,690
HONG KONG 2.0%
Common Stocks 2.0%
AIA Group	10,200	103

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
BOC Hong Kong Holdings	6,500	43
CK Asset Holdings	1,500	9
CK Hutchison Holdings	6,500	61
CLP Holdings	1,000	10
Galaxy Entertainment Group	8,000	35
HKT Trust & HKT	26,000	44
Hong Kong Exchanges & Clearing	500	26
Hongkong Land Holdings (USD)	700	6
Jardine Matheson Holdings (USD)	100	6
Link REIT	1,655	8
Sun Hung Kai Properties	500	8
Techtronic Industries	4,000	67
Total Hong Kong (Cost $386)		426
IRELAND 0.7%
Common Stocks 0.7%
AIB Group	934	11
Bank of Ireland Group	430	9
Kerry Group, Class A	125	12
Kingspan Group	107	10
Ryanair Holdings	3,715	104
Total Ireland (Cost $159)		146
ISRAEL 0.8%
Common Stocks 0.8%
Bank Hapoalim	650	16
Bank Leumi Le-Israel	741	18
Check Point Software Technologies (USD) (1)	54	7
Elbit Systems	13	11
Enlight Renewable Energy (1)	75	6
Israel Discount Bank, Class A	1,098	11
Mizrahi Tefahot Bank	95	7
Nova (1)	19	8
Phoenix Financial	183	10
Teva Pharmaceutical Industries, ADR (USD) (1)	544	19
Tower Semiconductor (1)	294	64
Total Israel (Cost $175)		177
ITALY 3.4%
Common Stocks 3.4%
Banca Monte dei Paschi di Siena	1,330	18
Banco BPM	864	16
BPER Banca	1,035	17
Enel	14,441	163
Eni	969	27
Ferrari	63	25
FinecoBank Banca Fineco	519	14
Generali	1,507	76

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Intesa Sanpaolo	6,280	48
Leonardo	204	13
Moncler	182	10
Poste Italiane	1,967	60
Prysmian	139	19
Snam	1,542	10
Stellantis (1)	1,429	8
Telecom Italia (1)	876	7
Terna - Rete Elettrica Nazionale	527	6
UniCredit	2,181	206
Total Italy (Cost $661)		743
JAPAN 22.4%
Common Stocks 22.4%
Advantest	700	138
Aeon	1,100	9
Ajinomoto	300	9
Asahi Group Holdings	4,800	50
Asahi Kasei	400	4
Asics	300	9
Astellas Pharma	900	12
Bandai Namco Holdings	200	6
Bridgestone	600	15
Canon	500	14
Central Japan Railway	400	10
Chubu Electric Power	500	9
Chugai Pharmaceutical	300	13
Daifuku	100	4
Daiichi Life Group	2,100	25
Daiichi Sankyo	900	15
Daikin Industries	100	14
Daiwa House Industry	300	9
Daiwa Securities Group	800	9
Denso	1,100	14
East Japan Railway	500	12
Ebara	200	7
ENEOS Holdings	1,300	11
FANUC	400	16
Fast Retailing	200	98
Fuji Electric	100	9
FUJIFILM Holdings	600	14
Fujikura	600	15
Fujitsu	800	18
Hitachi	4,000	131
Honda Motor	2,300	23
Hoya	200	31
Ibiden	100	10

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
IHI	400	7
Inpex	400	9
Isetan Mitsukoshi Holdings	4,200	94
ITOCHU	2,900	36
Japan Exchange Group	500	7
Japan Post Bank	900	17
Japan Post Holdings	900	13
Japan Tobacco	600	27
JX Advanced Metals	300	7
Kajima	200	7
Kansai Electric Power	400	6
Kao	600	12
Kawasaki Heavy Industries	500	9
KDDI	7,300	135
Keyence	100	50
Kioxia Holdings (1)	300	84
Kirin Holdings	500	9
Komatsu	2,200	95
Konami Group	100	13
Kubota	500	8
Kurita Water Industries	1,100	59
Kyocera	500	11
Marubeni	600	19
Minebea Mitsumi	200	5
Mitsubishi	2,500	75
Mitsubishi Chemical Group	10,100	74
Mitsubishi Electric	1,600	58
Mitsubishi Estate	2,300	56
Mitsubishi Heavy Industries	1,800	42
Mitsubishi UFJ Financial Group	12,000	268
Mitsui	2,000	61
Mitsui Fudosan	1,400	14
Mitsui OSK Lines	200	7
Mizuho Financial Group	1,500	78
MS&AD Insurance Group Holdings	600	18
Murata Manufacturing	2,500	114
NEC	500	15
NGK	1,000	34
NIDEC	400	6
Nintendo	800	38
Nippon Steel	3,800	15
Nippon Yusen	200	8
Nitto Denko	300	6
Nomura Holdings	2,000	19
Nomura Research Institute	200	6
NTT	14,500	14
Obayashi	300	6

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
OBIC	200	6
Oji Holdings	6,100	34
Olympus	500	6
Ono Pharmaceutical	2,400	36
Oriental Land	500	10
ORIX	3,300	133
Osaka Gas	100	3
Otsuka Holdings	200	14
Pan Pacific International Holdings	1,600	9
Panasonic Holdings	1,200	32
Recruit Holdings	2,500	198
Renesas Electronics	4,900	98
Resona Holdings	1,100	15
Resonac Holdings	100	8
Ryohin Keikaku	200	5
SBI Holdings	200	4
SCREEN Holdings	100	8
Secom	200	9
Sekisui House	400	9
Seven & i Holdings	6,600	88
Shimizu	3,600	53
Shin-Etsu Chemical	800	29
Shionogi	400	7
Shiseido	100	2
SoftBank	14,700	21
SoftBank Group	3,000	93
Sompo Holdings	400	18
Sony Group	9,400	220
Subaru	300	5
Sumitomo	11,600	120
Sumitomo Electric Industries	1,200	16
Sumitomo Metal Mining	100	5
Sumitomo Mitsui Financial Group	4,500	193
Sumitomo Mitsui Trust Group	11,200	115
Sumitomo Realty & Development	200	4
Suzuki Motor	900	12
T&D Holdings	200	6
Taiheiyo Cement	1,500	38
Taisei	100	8
Takeda Pharmaceutical	3,800	130
TDK	1,000	19
Terumo	800	12
Tokio Marine Holdings	900	46
Tokyo Electron	600	201
Tokyo Gas	100	4
Toppan Holdings	100	3
Toray Industries	800	6

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Toyota Motor	7,700	146
Toyota Tsusho	300	12
Yokohama Financial Group	600	7
Total Japan (Cost $4,342)		4,830
NETHERLANDS 5.8%
Common Stocks 5.8%
ABN AMRO Bank, CVA	334	15
Adyen (1)	15	15
AerCap Holdings (USD)	87	13
Akzo Nobel	161	11
ASM International	67	62
ASML Holding	425	700
ASR Nederland	120	10
BE Semiconductor Industries	35	8
Coca-Cola Europacific Partners (USD)	115	13
DSM-Firmenich	159	17
Heineken	164	15
Heineken Holding	104	9
ING Groep	4,218	148
Koninklijke	2,429	12
Koninklijke Ahold Delhaize	1,819	72
Koninklijke Philips	537	14
Magnum Ice Cream (1)	288	5
Nebius Group (USD) (1)	104	20
NN Group	163	15
Prosus	964	45
Universal Music Group	582	10
Wolters Kluwer	165	13
Total Netherlands (Cost $1,007)		1,242
NEW ZEALAND 0.1%
Common Stocks 0.1%
Auckland International Airport	1,335	7
Fisher & Paykel Healthcare	451	11
Infratil	701	6
Total New Zealand (Cost $23)		24
NORWAY 1.3%
Common Stocks 1.3%
Aker BP	196	7
DNB Bank	1,911	61
Equinor	1,940	80
Kongsberg Gruppen	2,034	63
Mowi	505	11
Norsk Hydro	954	9

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Yara International	927	44
Total Norway (Cost $265)		275
PORTUGAL 0.5%
Common Stocks 0.5%
EDP	1,940	10
Jeronimo Martins	4,308	86
Total Portugal (Cost $106)		96
SINGAPORE 1.6%
Common Stocks 1.6%
CapitaLand Integrated Commercial Trust	4,800	9
DBS Group Holdings	2,700	156
Grab Holdings, Class A (USD) (1)	1,761	6
Keppel	400	4
Oversea-Chinese Banking	1,600	36
Sea, ADR (USD) (1)	193	21
Singapore Exchange	500	9
Singapore Technologies Engineering	900	7
Singapore Telecommunications	4,800	17
United Overseas Bank	2,300	78
Yangzijiang Shipbuilding Holdings	1,300	4
Total Singapore (Cost $285)		347
SPAIN 4.1%
Common Stocks 4.1%
ACS Actividades de Construccion y Servicios	367	47
Aena SME	457	14
Amadeus IT Group, Class A	254	16
Banco Bilbao Vizcaya Argentaria	7,933	222
Banco de Sabadell	3,709	14
Banco Santander	11,193	159
CaixaBank	6,946	101
Cellnex Telecom (1)	276	9
Endesa	1,229	60
Ferrovial	275	18
Iberdrola	4,915	117
Industria de Diseno Textil	509	33
Naturgy Energy Group	1,629	54
Repsol	571	18
Telefonica	2,952	12
Total Spain (Cost $766)		894
SWEDEN 3.4%
Common Stocks 3.4%
AddTech, Class B	272	10
Alfa Laval	196	12
Assa Abloy, Class B	564	21

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Atlas Copco, Class A	2,911	62
Atlas Copco, Class B	815	15
Boliden	147	7
Epiroc, Class A	537	14
EQT	366	12
Essity, Class B	516	15
Evolution (1)	116	9
Hexagon, Class B	1,481	15
Industrivarden, Class C	1,007	58
Investor, Class B	1,729	75
Millicom International Cellular (USD)	558	53
Saab, Class B	161	10
Sandvik	1,848	69
Skandinaviska Enskilda Banken, Class A	832	19
Skanska, Class B	263	7
Spotify Technology (USD) (1)	110	55
Svenska Handelsbanken, Class A	1,096	17
Swedbank, Class A	1,907	76
Swedish Orphan Biovitrum (1)	126	6
Telefonaktiebolaget LM Ericsson, Class B	5,469	54
Trelleborg AB, Class B	189	8
Volvo, Class B	819	31
Total Sweden (Cost $710)		730
SWITZERLAND 8.0%
Common Stocks 8.0%
ABB	1,197	118
Alcon	255	18
Avolta	774	47
Belimo Holding	4	4
Cie Financiere Richemont, Class A	411	97
Galderma Group	99	22
Geberit	21	14
Givaudan	4	16
Helvetia Baloise Holding	58	16
Holcim	256	23
Julius Baer Group	113	10
Kuehne & Nagel International	31	8
Logitech International	448	46
Lonza Group	32	22
Nestle	2,171	217
Novartis	1,790	280
Partners Group Holding	10	8
Roche Holding	679	297
Sandoz Group	213	17
SGS	128	15
Sika	83	19

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Sonova Holding	198	54
Straumann Holding	76	9
Swiss Life Holding	19	22
Swiss Prime Site	66	11
Swiss Re	147	24
Swisscom	16	12
UBS Group	3,587	190
VAT Group	13	10
Zurich Insurance Group	103	78
Total Switzerland (Cost $1,595)		1,724
UNITED KINGDOM 15.6%
Common Stocks 15.6%
3i Group	2,859	110
Admiral Group	160	8
Anglo American	500	25
AstraZeneca	1,866	317
Aviva	1,794	17
BAE Systems	5,059	143
Barclays	20,122	138
BP	9,854	74
British American Tobacco	1,943	118
BT Group	3,241	9
Bunzl	1,471	56
Centrica	3,956	8
Coca-Cola HBC, Class DI	126	9
Compass Group (USD)	2,766	88
Diageo	1,131	25
Endeavour Mining	857	41
Experian	478	18
Glencore (1)	18,973	140
GSK	4,015	104
Haleon	4,799	24
Halma	207	10
HSBC Holdings	15,288	326
Imperial Brands	1,981	75
Informa	834	10
InterContinental Hotels Group (USD)	625	101
Intertek Group	102	8
Kingfisher	11,281	47
Legal & General Group	3,767	15
Lloyds Banking Group	29,787	46
London Stock Exchange Group	221	25
Marks & Spencer Group	1,750	10
Melrose Industries	993	6
National Grid	4,260	68
NatWest Group	3,702	35

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Next	63	13
Prudential	1,266	19
Reckitt Benckiser Group	342	24
RELX	1,364	48
Rentokil Initial	1,910	9
Rio Tinto	872	85
Rolls-Royce Holdings	10,015	200
Sage Group	796	10
Segro	919	12
Severn Trent	206	8
Shell	5,437	249
SSE	609	19
Standard Chartered	3,418	101
Sunbelt Rentals Holdings	210	15
Tesco	13,824	91
Unilever	2,833	180
United Utilities Group	473	9
Vodafone Group	10,015	16
Wise Group, Class A (1)	451	5
Total United Kingdom (Cost $3,092)		3,367
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, 3.62% (2)	42,573	43
Total Short-Term Investments (Cost $43)		43
Total Investments 99.9% of Net Assets (Cost $19,795)		$21,557
Other Assets Less Liabilities 0.1%		27
Net Assets 100.0%		$21,584

‡
Country classifications are generally based on MSCI categories or another unaffiliated third party data provider;
Shares are denominated in the currency of the country presented unless otherwise noted.

(1)	Non-income producing
(2)	Seven-day yield

ADR	American Depositary Receipts
CVA	Dutch Certificate (Certificaten Van Aandelen)
GBP	British Pound
USD	U.S. Dollar
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

Unaudited
 NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Active Core International Equity ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$207	$21,279	$—	$21,486
Preferred Stocks	—	28	—	28
Short-Term Investments	43	—	—	43
Total	$250	$21,307	$—	$21,557
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1250-054Q3
07/26